Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated April 1, 2016 to the

Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2016 (as supplemented thereafter)

Disclosure Relating to AllianzGI U.S. Small-Cap Growth Fund

Effective April 1, 2016, within the Fund Summary relating to the AllianzGI U.S. Small-Cap Growth Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Class R6	None	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	0.80%	0.25%	0.60%	1.65%	(0.45)%	1.20%
Class C	0.80	1.00	0.69	2.49	(0.49)	2.00
Class R	0.80	0.50	0.63	1.93	(0.48)	1.45
Class R6	0.80	None	0.66	1.46	(0.60)	0.86
Institutional	0.80	None	0.63	1.43	(0.47)	0.96
Class P	0.80	None	0.65	1.45	(0.40)	1.05

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Amounts have been restated to reflect current fee rates.
(3)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) to waive its management fee and/or reimburse the Fund through March 31, 2017 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.20% for Class A shares, 2.00% for Class C shares, 1.45% for Class R shares, 0.86% for Class R6 shares, 0.96% for Institutional Class shares and 1.05% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$666	$1,000	$1,358	$2,361	$666	$1,000	$1,358	$2,361
Class C	303	729	1,282	2,789	203	729	1,282	2,789
Class R	148	560	997	2,215	148	560	997	2,215
Class R6	88	403	740	1,695	88	403	740	1,695
Institutional	98	406	737	1,673	98	406	737	1,673
Class P	107	419	754	1,701	107	419	754	1,701

Effective April 1, 2016, within the Management of the Funds section of the Prospectus, in the subsection entitled “Management Fees,” the following footnote is added to information relating to the Fund in the “Management Fees” table:

(5)	The Fund’s investment management fee was reduced to 0.80% on April 1, 2016.

Disclosure Relating to AllianzGI NFJ Global Dividend Value Fund

Effective April 1, 2016, within the Fund Summary relating to the AllianzGI NFJ Global Dividend Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.80%	0.25%	0.67%	1.72%	(0.62)%	1.10%
Class C	0.80	1.00	0.76	2.56	(0.67)	1.89
Institutional	0.80	None	0.60	1.40	(0.55)	0.85
Class P	0.80	None	0.64	1.44	(0.50)	0.94

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2017, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.10% for Class A shares, 1.89% for Class C shares, 0.85% for Institutional Class shares and 0.94% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$656	$1,005	$1,377	$2,420	$656	$1,005	$1,377	$2,420
Class C	292	733	1,300	2,845	192	733	1,300	2,845
Institutional	87	389	713	1,632	87	389	713	1,632
Class P	96	406	739	1,681	96	406	739	1,681

Disclosure Relating to AllianzGI NFJ International Value II Fund

Effective April 1, 2016, within the Fund Summary relating to the AllianzGI NFJ International Value II Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.80%	0.25%	0.71%	1.76%	(0.61)%	1.15%
Class C	0.80	1.00	0.69	2.49	(0.59)	1.90
Institutional	0.80	None	0.60	1.40	(0.50)	0.90
Class P	0.80	None	0.62	1.42	(0.47)	0.95

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2017, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Institutional Class shares and 0.95% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$661	$1,017	$1,398	$2,461	$661	$1,017	$1,398	$2,461
Class C	293	719	1,273	2,782	193	719	1,273	2,782
Institutional	92	394	718	1,636	92	394	718	1,636
Class P	97	403	732	1,661	97	403	732	1,661

Disclosure relating to AllianzGI NFJ Global Dividend Value Fund and AllianzGI NFJ International Value II Fund

Effective April 1, 2016, within the Management of the Funds section of the Prospectus, in the sub-section entitled “Management Fee Waiver and Expense Limitation Agreements,” the following is added as a new second paragraph:

For AllianzGI NFJ Global Dividend Value Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.80% to 0.70% through March 31, 2017. For AllianzGI NFJ International Value II Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.80% to 0.75% through March 31, 2017. Amounts waived pursuant to each of the temporary investment management fee waivers described in the preceding sentences of this paragraph are separate from and would not be included with the amounts subject to potential recoupment under the Expense Limitation Agreement.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated April 1, 2016 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust

Dated February 1, 2016 (as supplemented thereafter)

Disclosure Relating to AllianzGI U.S. Small-Cap Growth Fund

Effective April 1, 2016, all references to the Fund’s management fee in the Statement of Additional Information is revised to reflect the new 0.80% management fee and the reference to the Fund’s sub-advisory fee in the section titled “Management of the Trust — Sub-Advisory Agreements — AllianzGI U.S.” is revised to reflect the new sub-advisory fee rate of 0.49%.

Disclosure Relating to AllianzGI NFJ Global Dividend Value Fund and AllianzGI NFJ International Value II Fund

Effective April 1, 2016, within the section titled “Management of the Trust — Investment Manager — Management Fee Waiver,” the following is added as a new second paragraph:

For AllianzGI NFJ Global Dividend Value Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.80% to 0.70% through March 31, 2017. For AllianzGI NFJ International Value II Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.80% to 0.75% through March 31, 2017. Amounts waived pursuant to each of the temporary investment management fee waivers described in the preceding sentences of this paragraph are separate from and would not be included with the amounts subject to potential recoupment under the Expense Limitation Agreement.

Effective April 1, 2016, within the section titled “Management of the Trust — Sub-Advisory Agreement — NFJ,” the following is added as a new second paragraph:

For AllianzGI NFJ Global Dividend Value Fund, the Manager and NFJ have agreed to a temporary waiver of a portion of the sub-advisory fee paid to NFJ by the Manager, which reduces the annual percentage rate from 0.50% to 0.40% through March 31, 2017. For AllianzGI NFJ International Value II Fund, the Manager and NFJ have agreed to a temporary waiver of a portion of the sub-advisory fee paid to NFJ by the Manager, which reduces the annual percentage rate from 0.50% to 0.45% through March 31, 2017.

Please retain this Supplement for future reference.